Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes and discontinued operations	$ 1,588	[1]	¥ 130,484	[1]	¥ 93,301	[1]	¥ 56,057	[1]
Tax provision computed at statutory rate	649		53,368		38,160		22,927
Increases (reductions) in taxes due to:
Change in valuation allowance	50		4,071		(5,647)		1,165
Non-deductible expenses for tax purposes	16		1,336		1,024		1,638
Non-taxable income for tax purposes	(35)		(2,852)		(2,697)		(635)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(85)		(6,994)		(4,335)		(3,699)
Effect of the new Japanese tax law	(100)		(8,195)		0		0
Other, net	48		3,897		(362)		(306)
Provision for income taxes	$ 543		¥ 44,631		¥ 26,143		¥ 21,090

[1]	Results of discontinued operations are included in each amount attributed to each geographic area.